Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2020-2

Collection Period	09/01/20-09/30/20
Determination Date	10/9/2020
Distribution Date	10/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$978,458,521.14
2.	Collections allocable to Principal		$34,086,497.75
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$635,784.12
5.	Pool Balance on the close of the last day of the related Collection Period		$943,736,239.27
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		63,832
7.	Initial Pool Balance		$1,156,941,680.84
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$34,682,866.77	$0.00
	b. Class A-2a Note Balance	$258,385,000.00	$258,353,507.29
	c. Class A-2b Floating Rate Note Balance	$65,000,000.00	$64,992,077.61
	d. Class A-3 Note Balance	$388,134,000.00	$388,134,000.00
	e. Class A-4 Note Balance	$106,731,000.00	$106,731,000.00
	f. Class B Note Balance	$37,600,000.00	$37,600,000.00
	g. Class C Note Balance	$31,820,000.00	$31,820,000.00
	h. Class D Note Balance	$39,330,000.00	$39,330,000.00
	i. Note Balance (sum a - h)	$961,682,866.77	$926,960,584.90
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.1555286	0.0000000
	b. Class A-2a Note Pool Factor	1.0000000	0.9998781
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	0.9998781
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8362460	0.8060527
10.	Overcollateralization Target Amount		$16,775,654.37
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$16,775,654.37
12.	Weighted Average Coupon		7.83%
13.	Weighted Average Original Term	months	66.35
14.	Weighted Average Remaining Term	months	55.32
15.	1-Month LIBOR for the interest period ending 11/14/2019		0.15238%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2019		1.45238%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,479,511.84
	b. Liquidation Proceeds allocable to Finance Charge		$2,279.01
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,481,790.85
18.	Principal:
	a. Collections allocable to Principal		$34,086,497.75
	b. Liquidation Proceeds allocable to Principal		$339,229.12
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$34,425,726.87
19.	Total Finance Charge and Principal Collections (17d + 18d)		$40,907,517.72
20.	Interest Income from Collection Account		$1,453.88
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$40,908,971.60

Available Funds
23.	Available Collections	$40,908,971.60
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$40,908,971.60
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$815,382.10
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$815,382.10
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$36,179.72
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$36,179.72
	e. Class A-2a Monthly Interest	$376,811.46
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$376,811.46
	i. Class A-2b Monthly Interest	$78,670.58
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$78,670.58
	m. Class A-3 Monthly Interest	$549,856.50
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	549,856.50
	q. Class A-4 Monthly Interest	$182,332.13
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$182,332.13
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$90,866.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$90,866.67
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$112,165.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$112,165.50
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$188,456.25
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$188,456.25

36.	Quaternary Principal Distributable Amount	$17,946,627.50
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$20,377,348.41
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$16,775,654.37
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,481,790.85
	b. Total Daily Deposits of Principal Collections	$34,425,726.87
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,453.88
	e. Total Deposits to Collection Account (sum a - d)	$40,908,971.60
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$815,382.10
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$36,337,620.68
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,755,968.82
	f. Total Withdrawals from Collection Account (sum a - e)	$40,908,971.60
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$36,179.72
	b. Class A-2a Interest Distribution	$376,811.46
	c. Class A-2b Interest Distribution	$78,670.58
	d. Class A-3 Interest Distribution	$549,856.50
	e. Class A-4 Interest Distribution	$182,332.13
	f. Class B Interest Distribution	$90,866.67
	g. Class C Interest Distribution	$112,165.50
	h. Class D Interest Distribution	$188,456.25
	i. Class A-1 Principal Distribution	$34,682,866.77
	j. Class A-2a Principal Distribution	$31,492.71
	k. Class A-2b Principal Distribution	$7,922.39
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$36,337,620.68
46.	Withdrawals
	a. Class A-1 Distribution	$34,719,046.49
	b. Class A-2a Distribution	$408,304.17
	c. Class A-2b Distribution	$86,592.97
	d. Class A-3 Distribution	$549,856.50
	e. Class A-4 Distribution	$182,332.13
	f. Class B Distribution	$90,866.67
	g. Class C Distribution	$112,165.50
	h. Class D Distribution	$188,456.25
	i. Total Withdrawals from Note Payment Account (sum a - h)	$36,337,620.68

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,755,968.82
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,755,968.82
Required Reserve Account Amount
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$11,569,416.81
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$11,569,416.81
51.	Investment Earnings	$458.99
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$11,569,875.80
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$458.99
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$11,569,416.81
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$815,382.10
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$36,337,620.68
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,755,968.82
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$458.99
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$34,719,046.49
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$408,304.17
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$86,592.97
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$549,856.50
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$182,332.13
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$90,866.67
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$112,165.50
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$188,456.25
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,755,968.82

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	585	$8,850,074.06
	b. 61 to 90 days past due	193	$2,945,607.35
	c. 91 to 120 days past due	75	$1,171,985.16
	d. 121 or more days past due	2	$56,519.13
	e. Total Past Due (sum a - d)	855	$13,024,185.70
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.3801%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	34	$635,784.12
77.	Recoveries	40	$341,508.13
78.	Net Losses (Ln 76 - Ln 77)		$294,275.99
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0301%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	131	$2,248,738.60
81.	Recoveries	77	$676,388.92
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$1,572,349.68
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.1359%
84.	Average Net Loss on Defaulted Receivables		$12,002.67

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$3,020,542.07
86.	Pool Balance on the close of the last day of the preceding Collection Period		$978,458,521.14
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.31%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 9, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer